OPERATING SEGMENTS - Information about Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 1,561.0	$ 1,612.2
Non-current assets	7,406.7	6,634.8
Revenue (Note 8)	1,561.0	1,612.2
Canada
Disclosure of geographical areas [line items]
Revenue	471.0	460.5
Non-current assets	1,784.4	1,863.9
Revenue (Note 8)	471.0	460.5
Chile
Disclosure of geographical areas [line items]
Revenue	536.6	400.8
Non-current assets	1,891.2	1,341.0
Revenue (Note 8)	536.6	400.8
Brazil
Disclosure of geographical areas [line items]
Revenue	312.1	451.3
Non-current assets	927.0	949.2
Revenue (Note 8)	312.1	451.3
Argentina
Disclosure of geographical areas [line items]
Revenue	241.3	299.6
Non-current assets	2,769.4	2,447.7
Revenue (Note 8)	241.3	299.6
U.S.
Disclosure of geographical areas [line items]
Non-current assets	$ 34.7	$ 33.0